NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED	12 Months Ended
Dec. 31, 2011
NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED [Abstract]
NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED
NOTE O—NET LOSS PER SHARE ATTRIBUTABLE TO CAPITOL BANCORP LIMITED

The computations of net loss per share were as follows (in 1,000s):

	2011	2010	2009

Numerator—net loss attributable to Capitol Bancorp Limited	$(45,427)	$(225,215)	$(195,169)

Denominator for basic and diluted net loss per share— weighted average number of common shares outstanding, excluding unvested restricted shares of common stock	38,817	20,186	17,302

Number of antidilutive stock options excluded from diluted net loss per share computation	2,163	1,746	2,504

Number of antidilutive unvested restricted shares of common stock excluded from basic and diluted net loss per share computation	21	310	145

Number of antidilutive warrants to purchase common stock excluded from diluted net loss per share computation	1,326	1,326	76

Net income (loss) per common share attributable to Capitol Bancorp Limited:
From continuing operations	$(1.32)	$(11.76)	$(11.98)
From discontinued operations	0.15	0.60	0.70

Total net loss per common share attributable to Capitol Bancorp Limited	$(1.17)	$(11.16)	$(11.28)

Additional disclosures regarding restricted shares of common stock, warrants to purchase common stock and stock options are set forth in Note K.